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                                                        INTERNATIONAL REGIONAL
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Alliance All-Asia
Investment Fund

Semi-Annual Report
April 30, 2000


                            AllianceCapital [LOGO](R)
                            The Investment Professional's Choice

Investment Products Offered

---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
----------------------------

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------
LETTER TO SHAREHOLDERS
June 8, 2000

Dear Shareholder:

We are pleased to provide an update of the performance and investment activity for Alliance All-Asia Investment Fund (the "Fund") for the semi-annual reporting period ended April 30, 2000.

Investment Objectives and Policies

Alliance All-Asia Investment Fund seeks long-term capital appreciation. The Fund invests principally in a non-diversified portfolio of equity securities issued by companies based in Asia and the Pacific Region.

Investment Results

The following table shows how your Fund performed during the six- and 12-month periods ended April 30, 2000. For comparison, the table also provides performance data for the Fund's benchmark, as represented by the MSCI AC Asia Pacific Index, and the Fund's peer group average, as represented by the Lipper Pacific Region Funds Average.

For the six-month period ended April 30, 2000, the Fund's Class A shares posted a total return of 26.39% at net asset value, substantially outperforming the MSCI AC Asia Pacific Index's gain of 4.73% and the Fund's peer group, as represented by the Lipper Pacific Region Funds Average, which increased 11.92%. The Fund also substantially outperformed both the benchmark and average for the 12-month period ended April 30, 2000.

In terms of the Fund's country allocation, during the six-month period under review, we were generally in-line with the benchmark index, but with exceptions in our underweighting of Japan and our relative overweightings in Korea and India.

   INVESTMENT RESULTS*
   Periods ended April 30, 2000

                   ----------------------
                       TOTAL RETURNS
                   ----------------------
                   6 Months    12 Months
   --------------------------------------

   Alliance All-Asia
   Investment Fund
      Class A        26.39%       72.36%
   --------------------------------------
      Class B        25.97%       70.83%
   --------------------------------------
      Class C        25.89%       70.78%
   --------------------------------------
   MSCI AC Asia
   Pacific Index      4.73%       24.38%
   --------------------------------------
   Lipper Pacific
   Region Funds
   Average           11.92%       40.95%
   --------------------------------------

   * The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of April 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The MSCI AC Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Lipper Pacific Region Funds Average (the "Lipper Average") consists of funds that concentrate their investments in equity securities


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                                          ALLIANCE ALL-ASIA INVESTMENT FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region. The Lipper Average included 60 funds for the six-month period and 58 funds for the 12-month period ended April 30, 2000. An investor cannot invest directly in an index or an average and its results are not indicative of the performance of any specific investment, including Alliance All-Asia Investment Fund.

+     Excludes shares which are not readily purchased by non-local investors.

      Additional investment results appear on pages 4-7.

Economic Outlook

Thanks to a strong worldwide economy, Asian countries successfully recorded strong recovery in 1999. The Asian Development Bank announced that its gross domestic product (GDP) forecast for Asia ex-Japan was over 6% for 2000 and 2001. In addition to this economic growth, strong earnings, ample liquidity, and low interest rates contributed to the performance of the equity markets in the region.

It is also anticipated that Japanese GDP will show a growth close to the government target of 1.0% in fiscal 2000 ending March 2001. Strong exports and public spending have been the drivers of this recovery. We believe that Japanese recovery and the strong yen have had widespread positive effects on the Asian economy.

Going forward this year, worldwide strong demand will drive Asian exports. The risk factor seems to be the U.S. interest rate increase, followed by possible corrections of the U.S. stock market and a slowdown of the economy. Even though we remain cautious about Japanese economic recovery, corporate earnings in Japan in fiscal 2000 should be able to grow by about 15% year-on-year in our opinion. Therefore, we have mildly optimistic views on the Japanese equity market.

Portfolio Strategy and Outlook

Regarding the Fund's investment decisions, we take full advantage of Alliance's global research team. We have our in-house Asian research teams in Tokyo, Hong Kong, Singapore and Mumbai. These teams keep close contact with our U.S. and European research teams to exchange views and identify industry trends in advance. On the basis of our in-depth fundamental research and frequent contact with corporate managements across the region, we hope to identify undervalued companies in the sector. As of the end of April 30, 2000 we are nearly fully invested in over 80 companies located in 8 countries within the region.

Regarding stock selection, we continue to distinguish those companies with sound fundamentals, strong management, and clear shareholder orientation through our research team on the ground. At the end of the period, your Fund's 10 largest holdings accounted for 35.6% of total net assets.

The Fund's country allocation is an outcome of our stock selection based on in-house analysts' company research. As previously mentioned, as of April 30, 2000, your Fund was overweighted in India and Korea and


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2 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO] John D. Carifa

[PHOTO] Hiroshi Motoki

[PHOTO] Samir Arora

Hiroshi Motoki is Senior Vice President and Director of Asian Equities and Portfolio Manager. Samir Arora is head of Asian Emerging Markets and Portfolio Manager. The two portfolio managers have over 23 years combined investment experience.

underweighted in Japan in order to allocate money for investment to the ex-Japan Asian market. In addition, the Fund had no exposure in Malaysia.

We appreciate your continued interest and investment in Alliance All-Asia Investment Fund and look forward to reporting to you again on the Fund's investment results.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Hiroshi Motoki

Hiroshi Motoki
Vice President


/s/ Samir Arora

Samir Arora
Vice President


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                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
GROWTH OF A $10,000 INVESTMENT
11/30/94* TO 4/30/00

              [THE FOLLOWING WAS REPRESENTED BY A MOUNTAIN GRAPH]

Alliance All-Asia Investment Fund Class A: $13,149

Lipper Pacific Region Funds Average: $11,992

MSCI AC Asia Pacific Index: $10,373

This chart illustrates the total value of an assumed $10,000 investment in Alliance All-Asia Investment Fund Class A shares (from 11/30/94 to 4/30/00) as compared to the performance of an appropriate broad-based index and the Lipper Pacific Region Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Morgan Stanley Capital International (MSCI) AC Asia Pacific Index is unmanaged and is a common measure of overall stock market activity in 15 Pacific region countries.

The Lipper Pacific Region Funds Average reflects performance of 33 funds (based on the number of funds in the average from 11/30/94 to 4/30/00). These funds have generally similar investment objectives to Alliance All-Asia Investment Fund, although the investment policies of some funds included in the average may vary.

When comparing Alliance All-Asia Investment Fund to the index and average shown above, you should note that no charges or expenses are reflected in the performance of the index. Lipper results include fees and expenses. An investor cannot invest directly in an index or an average and its results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

*     Closest month-end after Fund's Class A share inception date of 11/28/94.


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4 o ALLIANCE ALL-ASIA INVESTMENT FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE ALL-ASIA INVESTMENT FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 4/30

                 [THE FOLLOWING WAS REPRESENTED BY A BAR GRAPH]

          Alliance All-Asia Investment Fund--Yearly Periods Ended 4/30
--------------------------------------------------------------------------------
                               Alliance All-Asia                   MSCI AC
                                Investment Fund              Asia Pacific Index
--------------------------------------------------------------------------------
    4/30/95*                          2.40%                         1.23%
    4/30/96                          19.93%                         8.09%
    4/30/97                         -14.85%                       -19.89%
    4/30/98                         -28.40%                       -20.65%
    4/30/99                           6.38%                        19.91%
    4/30/00                          72.36%                        24.38%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during the period.

The MSCI AC Asia Pacific Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries including Australia, China (free)+, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan and Thailand.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance All-Asia Investment Fund.

*     From inception (11/28/94 for Fund and 11/30/94 for Index).
+     Excludes shares which are not readily purchased by non-local investors.


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                                           ALLIANCE ALL-ASIA INVESTMENT FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
April 30, 2000 (unaudited)

INCEPTION DATE
(Class A shares)
11/28/94

PORTFOLIO STATISTICS
Assets ($mil): $131
Median Market Capitalization ($mil): $13,883

                              [PIE CHART OMITTED]

COUNTRY BREAKDOWN

o     1.3% Australia
o    14.2% Hong Kong
o    14.2% India
o    49.7% Japan
o     0.5% Philippines
o    11.5% Republic of Korea
o     3.5% Singapore
o     5.1% Taiwan

                              [PIE CHART OMITTED]

SECTOR BREAKDOWN

o     3.1% Basic Industries
o     5.0% Capital Goods
o     7.1% Consumer Manufacturing
o    18.7% Consumer Services
o     2.0% Consumer Staples
o    10.7% Finance
o     3.7% Healthcare
o     2.0% Multi-Industry
o    44.0% Technology
o     3.7% Utilities

All data as of April 30, 2000. Country and sector breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments.


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6 o Alliance All-Asia Investment Fund

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF APRIL 30, 2000

Class A Shares
--------------------------------------------------------------------------------
                             Without Sales Charge             With Sales Charge
            One Year                 72.36%                         65.04%
          Five Years                  6.04%                          5.13%
    Since Inception*                  6.02%                          5.18%

Class B Shares
--------------------------------------------------------------------------------
                             Without Sales Charge             With Sales Charge
            One Year                 70.83%                         66.83%
          Five Years                  5.26%                          5.26%
    Since Inception*                  5.26%                          5.26%

Class C Shares
--------------------------------------------------------------------------------
                             Without Sales Charge             With Sales Charge
            One Year                 70.78%                         69.78%
          Five Years                  5.26%                          5.26%
    Since Inception*                  5.31%                          5.31%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2000)

                             Class A              Class B            Class C
--------------------------------------------------------------------------------
              1 Year          92.93%               95.44%             98.58%
             5 Years           7.26%                7.40%              7.46%
    Since Inception*           7.43%                7.52%              7.57%

The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Foreign investments involve risks not associated with U.S. investments, including political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations. These risks may be magnified for investments in emerging markets.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for Classes A, B & C is 11/28/94.


--------------------------------------------------------------------------------
                                           Alliance All-Asia Investment Fund o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
April 30, 2000 (unaudited)

                                                                        Percent of
Company                                          U.S. $ Value           Net Assets
--------------------------------------------------------------------------------------
Infosys Technologies, Ltd.--
   Develops software and provides
   services for the distribution, banking,
   telecommunication and manufacturing
   sectors.                                      $  8,705,979                  6.6%
--------------------------------------------------------------------------------------
Samsung Electronics--Manufactures
   and exports a wide range of consumer
   and industrial electronics equipment.            6,350,349                  4.8
--------------------------------------------------------------------------------------
China Telecom (Hong Kong), Ltd.
   Cl. H--Provides cellular tele-
   communications services in the
   Peoples Republic of China.                       4,480,499                  3.4
--------------------------------------------------------------------------------------
Canon, Inc.--Manufactures office,
   camera, and video equipment. Canon
   also produces and markets computer
   peripherals and manufactures aligners
   for semiconductor chip production,
   broadcasting lenses, and medical
   equipment.                                       4,117,429                  3.1
--------------------------------------------------------------------------------------
Sankyo Co., Ltd. (Common and New
   Shares)--Manufactures and sells
   pachinko machines and parts, its
   peripheral devices and game
   software.                                        4,084,900                  3.1
--------------------------------------------------------------------------------------
Fast Retailing Co., Ltd.--Operates
   a chain of clothing stores in Japan.
   The company designs, manufactures,
   and retails its own line of casual clothing
   under the brand name Uni-Qlo.                    4,055,566                  3.1
--------------------------------------------------------------------------------------
Yahoo Japan Corp.--Offers a network
   of specialty programming and aggregated
   information content distributed primarily
   on the web serving internet users.               4,000,741                  3.1
--------------------------------------------------------------------------------------
Nikon Corp.--Manufactures and sells
   cameras, lenses, semiconductor-related
   equipment, eyeglasses, microscopes,
   and measuring instruments.                       3,976,662                  3.0
--------------------------------------------------------------------------------------
Hoya Corp.--Manufactures electro-
   optics products such as photomasks
   for semiconductors, eyeglasses,
   contact lenses,  medical service
   products, and crystal products.                  3,667,346                  2.8
--------------------------------------------------------------------------------------
NTTDoCoMo, Inc.--Provides various types of
   telecommunication services including
   cellular phones, personal handyphone systems
   (PHS), paging, satellite mobile communication,
   and wireless Private Branch Exchange
   system services.                                 3,343,212                  2.6
--------------------------------------------------------------------------------------
                                                 $ 46,782,683                 35.6%


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8 o Alliance All-Asia Investment Fund

----------------------
SECTOR DIVERSIFICATION
----------------------

SECTOR DIVERSIFICATION
April 30, 2000 (unaudited)

                                                                          Percent of
                                                 U.S. $ Value             Net Assets
--------------------------------------------------------------------------------------
Basic Industries                                 $  3,976,662                  3.0%
--------------------------------------------------------------------------------------
Biotechnology                                         289,118                  0.2
--------------------------------------------------------------------------------------
Capital Goods                                       6,455,200                  4.9
--------------------------------------------------------------------------------------
Consumer Manufacturing                              9,098,241                  6.9
--------------------------------------------------------------------------------------
Consumer Services                                  24,138,265                 18.4
--------------------------------------------------------------------------------------
Consumer Staples                                    2,618,087                  2.0
--------------------------------------------------------------------------------------
Finance                                            13,836,068                 10.6
--------------------------------------------------------------------------------------
Healthcare                                          4,821,078                  3.7
--------------------------------------------------------------------------------------
Multi-Industry                                      2,522,274                  1.9
--------------------------------------------------------------------------------------
Technology                                         56,330,826                 42.9
--------------------------------------------------------------------------------------
Utilities                                           4,749,113                  3.6
--------------------------------------------------------------------------------------
Total Investments                                 128,834,932                 98.1
--------------------------------------------------------------------------------------
Cash and receivables,
   net of liabilities                               2,467,158                  1.9
--------------------------------------------------------------------------------------
Net Assets                                       $131,302,090                100.0%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                           Alliance All-Asia Investment Fund o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

PORTFOLIO OF INVESTMENTS
April 30, 2000 (unaudited)

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Common Stocks-98.1%
Australia-1.3%
Lend Lease Corp., Ltd. .............................        33,000        $    357,611
Publishing & Broadcasting, Ltd. ....................        70,000             543,704
Tabcorp Holdings, Ltd. .............................        43,750             234,192
Telstra Corp., Ltd. ................................        63,000             270,053
Woodside Petroleum, Ltd. ...........................        50,000             309,228
                                                                          ------------
                                                                             1,714,788
                                                                          ------------
Hong Kong-14.0%
Cable & Wireless HKT, Ltd. .........................       526,000           1,242,541
Cathay Pacific Airways..............................     1,330,000           2,364,877
Cheung Kong Holdings, Ltd. .........................        24,000             286,550
China Telecom (Hong Kong), Ltd. Cl. H(a)............       626,000           4,480,499
Hong Kong Electric..................................        80,000             250,090
Hutchison Whampoa, Ltd. ............................       117,000           1,697,350
Johnson Electric Holdings, Ltd. ....................       160,000           1,283,829
Legend Holdings, Ltd. ..............................     2,674,000           3,089,663
Li & Fung, Ltd. ....................................       200,000             780,568
Pacific Century Cyberworks, Ltd.(a).................       551,000           1,025,715
Sun Hung Kai Properties, Ltd. ......................        32,000             250,603
Television Broadcasting, Ltd. ......................        60,000             410,183
VTech Holdings, Ltd. ...............................       280,000           1,161,095
                                                                          ------------
                                                                            18,323,563
                                                                          ------------
India-13.9%
HCL Technologies, Ltd.(a)...........................        45,000           1,659,794
Himachal Futuristic Communications, Ltd. ...........        85,000           1,624,347
Infosys Technologies, Ltd.(a).......................        46,800           8,705,979
Larsen & Toubro, Ltd. ..............................       100,000             538,374
Lupin Laboratories, Ltd. ...........................        50,000             289,118
NIIT, Ltd. .........................................        13,000             603,093
Satyam Computer Services, Ltd.(a)...................        44,000           3,153,081
Zee Telefilms, Ltd.(a)..............................       105,000           1,707,904
                                                                          ------------
                                                                            18,281,690
                                                                          ------------
Japan-48.8%
Alps Electric Co., Ltd. ............................        84,000           1,069,643
Bank of Fukuoka, Ltd. ..............................       396,000           2,614,817
Banyu Pharmaceutical Co., Ltd. .....................        69,000           1,520,837
Bridgestone Corp. ..................................        58,000           1,259,585
Canon, Inc. ........................................        90,000           4,117,429
Fast Retailing Co., Ltd. ...........................         9,200           4,055,566
Fuji Bank, Ltd. ....................................       133,000           1,108,539
Honda Motor Co., Ltd. ..............................        18,000             805,149
Hoya Corp. .........................................        36,000           3,667,346
Japan Tobacco, Inc. ................................            93             684,710
Kao Corp. ..........................................        19,000             578,903
Kawasaki Steel Corp. ...............................     1,151,000           1,790,776
Meiji Milk Products Co., Ltd. ......................       277,000           1,354,473
Nikon Corp. ........................................       113,000           3,976,662


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10 o Alliance All-Asia Investment Fund

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
NTT DoCoMo, Inc. ...................................           100        $  3,343,212
Omron Corp. ........................................        49,000           1,334,136
Onward Kashiyama Co., Ltd. .........................        61,000             789,757
Paris Miki, Inc. ...................................         2,760             175,855
Rohm Co., Ltd. .....................................         8,800           2,950,176
Saizeriya Co., Ltd. ................................        14,500           1,127,987
Sankyo Co., Ltd. ...................................        58,600           2,680,904
   New Shares(a)....................................        31,650           1,403,996
Santen Pharmaceutical Co., Ltd. ....................         5,000             110,669
Softbank Corp. .....................................         3,700             911,465
   New Shares(a)....................................         7,400           1,829,783
Sumitomo Trust & Banking Co., Ltd. .................       316,000           2,311,910
Suruga Bank, Ltd. ..................................        82,000           1,404,890
Takeda Chemical Industries, Ltd. ...................        38,000           2,502,130
TDK Corp. ..........................................        17,000           2,278,107
THK Co., Ltd. ......................................        38,100           1,605,436
Tokyo Electron, Ltd. ...............................        10,000           1,630,858
Toyo Trust & Banking Co., Ltd. .....................        48,000             175,588
Toyota Motor Corp. .................................        44,000           2,188,183
Yahoo Japan Corp.(a)................................             8           4,000,741
Yamanouchi Pharmaceutical Co., Ltd. ................        13,000             687,442
                                                                          ------------
                                                                            64,047,660
                                                                          ------------
Philippines-0.4%
Philippine Long Distance Telephone Co. .............        32,000             573,574
                                                                          ------------

Singapore-3.4%
Chartered Semiconductor Manufacturing, Ltd.(a)......       269,000           2,316,927
DBS Group Holdings, Ltd. ...........................        52,335             720,614
Natsteel Electronics, Ltd. .........................        74,000             424,914
Singapore Press Holdings, Ltd. .....................        25,000             489,248
St Assembly Test Services, Ltd.(a)..................       134,000             565,302
                                                                          ------------
                                                                             4,517,005
                                                                          ------------
South Korea-11.2%
Dacom Corp.(a)......................................        14,500           2,103,627
H & CB  ............................................        68,500           1,172,787
Kookmin Bank........................................       102,500           1,108,358
Korea Telecom Corp. (ADR)...........................        42,953           1,481,878
Samsung Electronics.................................        23,491           6,350,349
SK Telecom Co., Ltd. ...............................         7,920           2,105,339
   ADR  ............................................        13,330             427,393
                                                                          ------------
                                                                            14,749,731
                                                                          ------------
Taiwan-5.1%
Asustek Computer, Inc. .............................        56,058             621,136
Compal Electronics, Inc. (GDR)......................        65,500             918,638
GigaMedia, Ltd.(a)..................................         5,200             124,800
Hon Hai Precision Industry(a).......................        63,000             607,452
Sunplus Technology Co., Ltd.(a).....................        85,800             546,854


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                                          Alliance All-Asia Investment Fund o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                     Shares        U.S. $ Value
--------------------------------------------------------------------------------------
Synnex Technology International (GDR)(b)............        32,000        $    861,600
Taiwan Semiconductor Manufacturing Co.(a)...........       310,600           1,999,941
Winbond Electronics Corp. (GDR)(a)(b)...............        30,000             946,500
                                                                          ------------
                                                                             6,626,921
                                                                          ------------
Total Investments-98.1%
   (cost $97,463,434)...............................                       128,834,932
Other assets less liabilities-1.9%..................                         2,467,158
                                                                          ------------

Net Assets-100%.....................................                      $131,302,090
                                                                          ============

(a)   Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to $1,808,100 or 1.4% of net assets.

      Glossary of Terms:
      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o Alliance All-Asia Investment Fund

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------


STATEMENT OF ASSETS & LIABILITIES
April 30, 2000 (unaudited)

Assets
Investments in securities, at value (cost $97,463,434)........           $128,834,932
Foreign cash, at value (cost $1,134,784)......................              1,133,616
Receivable for investment securities sold.....................              3,693,490
Receivable for capital stock sold.............................              2,341,478
Dividends receivable..........................................                200,774
                                                                         ------------
Total assets..................................................            136,204,290
                                                                         ------------
Liabilities
Due to custodian..............................................              1,118,988
Payable for investment securities purchased...................              1,405,800
Payable for capital stock redeemed............................                854,129
Advisory fee payable..........................................                112,800
Distribution fee payable......................................                 81,748
Accrued expenses..............................................              1,328,735
                                                                         ------------
Total liabilities.............................................              4,902,200
                                                                         ------------
Net Assets....................................................           $131,302,090
                                                                         ============
Composition of Net Assets
Capital stock, at par.........................................           $     10,175
Additional paid-in capital....................................             97,407,584
Accumulated net investment loss...............................             (1,482,246)
Accumulated net realized gain on investments
   and foreign currency transactions..........................              5,044,873
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities........             30,321,704
                                                                         ------------
                                                                         $131,302,090
                                                                         ============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($39,124,865 / 2,959,219 shares of capital stock
   issued and outstanding)....................................                 $13.22
Sales Charge--4.25% of public offering price...................                  0.59
                                                                               ------
Maximum offering price........................................                 $13.81
                                                                               ======
Class B Shares
Net asset value and offering price per share
   ($64,245,356E/E5,053,924 shares of
   capital stock issued and outstanding)......................                 $12.71
                                                                               ======
Class C Shares
Net asset value and offering price per share
   ($19,363,804 / 1,520,058 shares of
   capital stock issued and outstanding)......................                 $12.74
                                                                               ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($8,568,065 / 642,105 shares of
   capital stock issued and outstanding)......................                 $13.34
                                                                               ======

See notes to financial statements.

--------------------------------------------------------------------------------
                                         Alliance All-Asia Investment Fund  o 13

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2000 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $34,394)........................     $     365,608
Interest.......................................           159,456        $    525,064
                                                    -------------
Expenses
Advisory fee...................................           681,718
Distribution fee - Class A.....................            75,969
Distribution fee - Class B.....................           304,671
Distribution fee - Class C.....................            88,870
Custodian......................................           134,886
Transfer agency................................           117,477
Administrative.................................           102,000
Audit and legal................................            45,618
Registration...................................            44,328
Directors' fees................................            20,000
Printing.......................................            15,220
Miscellaneous..................................             8,245
                                                    -------------
Total expenses before interest.................         1,639,002
Interest expense (see Note G)..................            42,025
                                                    -------------
Total expenses.................................         1,681,027
Less: expense offset arrangement
   (see Note B)................................            (7,012)
                                                    -------------
Net expenses...................................                             1,674,015
                                                                         ------------
Net investment loss............................                            (1,148,951)
                                                                         ------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on investment
   transactions................................                            11,930,886
Net realized loss on foreign currency
   transactions................................                              (246,615)
Net change in unrealized appreciation/
   depreciation of:
      Investments..............................                            15,550,735
      Foreign currency denominated assets
        and liabilities........................                            (1,046,125)
                                                                         ------------
Net gain on investments and foreign
   currency transactions.......................                            26,188,881
                                                                         ------------
Net Increase in Net Assets
   from Operations.............................                          $ 25,039,930
                                                                         ============

See notes to financial statements.


--------------------------------------------------------------------------------
14 o Alliance All-Asia Investment Fund

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                      Six Months
                                                         Ended            Year Ended
                                                    April 30, 2000        October 31,
                                                      (unaudited)            1999
                                                     -------------       ------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss............................      $  (1,148,951)      $   (704,753)
Net realized gain on investments and
   foreign currency transactions...............         11,684,271          5,356,338
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currency denominated assets
   and liabilities.............................         14,504,610         17,406,135
                                                     -------------       ------------
Net increase in net assets from
   operations..................................         25,039,930         22,057,720
Capital Stock Transactions
Net increase...................................         13,308,503         54,544,522
                                                     -------------       ------------
Total increase.................................         38,348,433         76,602,242
Net Assets
Beginning of year..............................         92,953,657         16,351,415
                                                     -------------       ------------
End of period..................................      $ 131,302,090       $ 92,953,657
                                                     =============       ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (unaudited)

NOTE A

Significant Accounting Policies

Alliance All-Asia Investment Fund, Inc. (the "Fund") was organized as a Maryland corporation on September 21, 1994 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25%. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on the Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, (but excluding securities traded on the Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
16 o Alliance All-Asia Investment Fund

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE B

Advisory Fee and Other
Transactions with Affiliates

Under an investment advisory
agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") an advisory fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Effective July 1, 1998 the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 3.00%, 3.70%, 3.70% and 2.70% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2000, there were no such waivers and reimbursement.

Under the terms of an Administrative Agreement, the Fund pays Alliance Capital Management L.P. (the "Administrator") a monthly fee equal to the annualized rate of .15 of 1% of the Fund's average daily net assets. For the six months ended April 30, 2000, the Fund paid the Adviser $102,000.

The Administrator provides administrative functions to the Fund as well as other clerical services. The Administrator also prepares financial and regulatory reports for the Fund.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $64,879 for the six months ended April 30, 2000.

For the six months ended April 30, 2000, the Fund's expenses were reduced by $7,012 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $64,667 from the sales of Class A shares and $2,496, $90,540 and $12,972 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2000.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2000, amounted to $451,477, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class


--------------------------------------------------------------------------------
18 o Alliance All-Asia Investment Fund

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,423,118 and $544,954 for Class B and Class C shares respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $119,580,508 and $104,723,815, respectively, for the six months ended April 30, 2000. There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2000.

At April 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $36,477,820 and gross unrealized depreciation of investments was $5,106,322 resulting in net unrealized appreciation of $31,371,498 (excluding foreign currency transactions).

The Fund had a net capital loss carryover of $6,638,486, which expires October 31, 2006, To the extent that any net capital loss carryover or post October loss is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward currency contracts outstanding at April 30, 2000.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

               --------------------------------   ---------------------------------
                            SHARES                             AMOUNT
               --------------------------------   ---------------------------------
               Six Months Ended      Year Ended   Six Months Ended       Year Ended
                 April 30, 2000     October 31,     April 30, 2000      October 31,
                    (unaudited)            1999        (unaudited)             1999
               --------------------------------------------------------------------
Class A
Shares sold           5,231,484       6,433,290       $ 69,511,060     $ 57,791,538
-----------------------------------------------------------------------------------
Shares converted
   from Class B          13,339          19,749            186,361          156,304
-----------------------------------------------------------------------------------
Shares redeemed      (6,115,000)     (3,267,924)       (81,694,261)     (30,029,950)
-----------------------------------------------------------------------------------
Net increase
   (decrease)          (870,177)      3,185,115       $(11,996,840)    $ 27,917,892
===================================================================================

Class B
Shares sold           3,447,495       4,318,194       $ 44,022,128     $ 35,971,005
-----------------------------------------------------------------------------------
Shares converted
   to Class A           (13,847)        (20,362)          (186,361)        (156,304)
-----------------------------------------------------------------------------------
Shares redeemed      (2,155,463)     (2,070,861)       (27,942,995)     (16,329,930)
-----------------------------------------------------------------------------------
Net increase          1,278,185       2,226,971       $ 15,892,772     $ 19,484,771
===================================================================================

Class C
Shares sold           1,606,736       1,716,656       $ 21,010,294     $ 14,621,115
-----------------------------------------------------------------------------------
Shares redeemed      (1,081,176)     (1,022,208)       (14,412,978)      (8,699,216)
-----------------------------------------------------------------------------------
Net increase            525,560         694,448       $  6,597,316     $  5,921,899
===================================================================================

Advisor Class
Shares sold             550,722         702,565       $  7,578,617     $  5,903,713
-----------------------------------------------------------------------------------
Shares redeemed        (358,922)       (593,179)        (4,763,362)      (4,683,753)
-----------------------------------------------------------------------------------
Net increase            191,800         109,386       $  2,815,255     $  1,219,960
===================================================================================


--------------------------------------------------------------------------------
20 o Alliance All-Asia Investment Fund

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE F

Concentration of Risk

Investing in securities of foreign companies involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of United States companies. The securities markets of many Asian countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund's investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. During the six months ended April 30, 2000 the Fund had borrowings outstanding for twenty-four days. The weighted interest on such borrowings was 5.54%.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------------
                                                                              Class A
                                 --------------------------------------------------------------------------------------------------
                                  Six Months                                                                       November 28,
                                       Ended                                                                         1994(a) to
                                   April 30,                             Year Ended October 31,                         October
                                        2000         ---------------------------------------------------------              31,
                                 (unaudited)               1999            1998           1997            1996             1995
                                 --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .........   $    10.46         $     5.86      $     7.54     $    11.04      $    10.45       $    10.00
                                 --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........         (.09)              (.10)(c)        (.10)(c)       (.21)(c)        (.21)(c)         (.19)(c)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................         2.85               4.70           (1.58)         (2.95)            .88              .64
                                 --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         2.76               4.60           (1.68)         (3.16)            .67              .45
                                 --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on investments
  and foreign currency
  transactions ................           -0-                -0-             -0-          (.34)           (.08)              -0-
                                 --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $    13.22         $    10.46      $     5.86     $     7.54      $    11.04       $    10.45
                                 ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(d) ....................        26.39%             78.50%         (22.28)%       (29.61)%          6.43%            4.50%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   39,125         $   40,040      $    3,778     $    5,916      $   12,284       $    2,870
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.04%(e)(f)        2.45%(e)        3.74%(e)       3.45%           3.37%            4.42%(f)
  Expenses, before waivers/
    reimbursements ............         2.03%(f)           2.93%           4.63%          3.57%           3.61%           10.57%(f)
  Expenses, before waivers/
    reimbursements excluding
    interest expense ..........         1.98%(f)(g)        2.93%           4.63%          3.57%           3.61%           10.57%(f)
  Net investment loss, net of
    waivers/reimbursements ....        (1.27)%(f)         (1.20)%         (1.50)%        (1.97)%         (1.75)%          (1.87)%(f)
Portfolio turnover rate .......          164%               119%             93%            70%             66%              90%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o Alliance All-Asia Investment Fund

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------------
                                                                              Class B
                                 --------------------------------------------------------------------------------------------------
                                    Six Months                                                                     November 28,
                                         Ended                                                                       1994(a) to
                                     April 30,                            Year Ended October 31,                        October
                                          2000        ---------------------------------------------------------             31,
                                   (unaudited)              1999            1998            1997           1996            1995
                                 --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ..........   $    10.09         $     5.71      $     7.39      $    10.90     $    10.41      $    10.00
                                 --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........         (.13)              (.18)(c)        (.14)(c)        (.28)(c)       (.28)(c)        (.25)(c)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .................         2.75               4.56           (1.54)          (2.89)           .85             .66
                                 --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ...................         2.62               4.38           (1.68)          (3.17)           .57             .41
                                 --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on investments
  and foreign currency
  transactions .................           -0-                -0-             -0-           (.34)          (.08)             -0-
                                 --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ................   $    12.71         $    10.09      $     5.71      $     7.39     $    10.90      $    10.41
                                 ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(d) .....................        25.97%             76.71%         (22.73)%        (30.09)%         5.49%           4.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............   $   64,245         $   38,108      $    8,844      $   11,439     $   23,784      $    5,170
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .............         2.80%(e)(f)        3.48%(e)        4.49 %(e)       4.15%          4.07%           5.20%(f)
  Expenses, before waivers/
    reimbursements .............         2.79%(f)           3.96%           5.39%           4.27%          4.33%          11.32%(f)
  Expenses, before waivers/
    reimbursements excluding
    interest expense ...........         2.73%(f)(g)        3.96%           5.39%           4.27%          4.33%          11.32%(f)
  Net investment loss, net of
    waivers/reimbursements .....        (2.02)%(f)         (2.31)%         (2.22)%         (2.67)%        (2.44)%         (2.64)%(f)
Portfolio turnover rate ........          164%               119%             93%             70%            66%             90%

See footnote summary on page 26


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------------------------------------------
                                                                              Class C
                                 --------------------------------------------------------------------------------------------------
                                   Six Months                                                                      November 28,
                                        Ended                                                                        1994(a) to
                                    April 30,                            Year Ended October 31,                         October
                                         2000        ---------------------------------------------------------              31,
                                  (unaudited)              1999           1998             1997           1996             1995
                                 --------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period .........   $    10.12         $     5.72     $     7.40       $    10.91      $    10.41      $    10.00
                                 --------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) ........         (.13)              (.18)(c)       (.14)(c)         (.27)(c)        (.28)(c)        (.35)(c)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ................         2.75               4.58          (1.54)           (2.90)            .86             .76
                                 --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ..................         2.62               4.40          (1.68)           (3.17)            .58             .41
                                 --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains on investments
  and foreign currency
  transactions ................           -0-                -0-            -0-            (.34)           (.08)             -0-
                                 --------------------------------------------------------------------------------------------------
Net asset value,
  end of period ...............   $    12.74         $    10.12     $     5.72       $     7.40      $    10.91      $    10.41
                                 ==================================================================================================
Total Return
Total investment return
  based on net asset
  value(d) ....................        25.89%             76.92%        (22.70)%         (30.06)%          5.59%           4.10%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............   $   19,364         $   10,060     $    1,717       $    1,859      $    4,228      $      597
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements ............         2.80%(e)(f)        3.41(e)        4.48%(e)         4.15%           4.07%           5.84%(f)
  Expenses, before waivers/
    reimbursements ............         2.79%(f)           3.89%          5.42%            4.27%           4.30%          11.38%(f)
  Expenses, before waivers/
    reimbursements excluding
    interest expense ..........         2.72%(f)(g)        3.89%          5.42%            4.27%           4.30%          11.38%(f)
  Net investment loss, net of
    waivers/reimbursements ....        (2.00)%(f)         (2.21)%        (2.20)%          (2.66)%         (2.42)%         (3.41)%(f)
Portfolio turnover rate .......          164%               119%            93%              70%             66%             90%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o Alliance All-Asia Investment Fund

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         -------------------------------------------------------------------------------------
                                                                            Advisor Class
                                         -------------------------------------------------------------------------------------
                                          Six Months                                                           October 2,
                                               Ended                                                           1996(h) to
                                           April 30,                      Year Ended October 31,                  October
                                                2000           ------------------------------------------             31,
                                         (unaudited)                1999             1998            1997            1996
                                         -------------------------------------------------------------------------------------
Net asset value, beginning of period ...   $   10.54           $    5.90        $    7.56       $   11.04       $   11.65
                                         -------------------------------------------------------------------------------------
Income From Investment Operations
Net investment loss(b) .................        (.07)               (.10)(c)         (.08)(c)        (.15)(c)          -0-(c)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .........................        2.87                4.74            (1.58)          (2.99)           (.61)
                                         -------------------------------------------------------------------------------------
Net increase (decrease) in net asset
  value from operations .............        2.80                4.64            (1.66)          (3.14)           (.61)
                                         -------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized gains on
  investments and foreign currency
  transactions .........................          -0-                 -0-              -0-           (.34)             -0-
                                         -------------------------------------------------------------------------------------
Net asset value, end of period .........   $   13.34           $   10.54        $    5.90       $    7.56       $   11.04
                                         =====================================================================================
Total Return
Total investment return based on
  net asset value(d) ...................       26.57%              78.64%          (21.96)%        (29.42)%         (5.24)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ......................   $   8,568           $   4,746        $   2,012       $   1,338       $      27
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements .....................        1.77%(e)(f)         2.45%(e)         3.46%(e)        3.21%           4.97%(f)
  Expenses, before waivers/
    reimbursements .....................        1.76%(f)            2.93%            4.39%           3.43%           5.54%(f)
  Expenses, before waivers/
    reimbursements excluding
    interest expense ...................        1.70%(f)(g)         2.93%            4.39%           3.43%           5.54%(f)
  Net investment gain (loss), net of
    waivers/reimbursements .............       (0.98)%(f)          (1.33)%           1.22%          (1.51)%          1.63%(f)
Portfolio turnover rate ................         164%                119%              93%             70%             66%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Six Months
                                    Ended
                                April 30,     Year Ended October 31,
                                     2000     ----------------------
                              (unaudited)          1999      1998
                              --------------------------------------
    Class A.................        2.03%         2.43%     3.70%
    Class B.................        2.79%         3.46%     4.44%
    Class C.................        2.79%         3.39%     4.44%
    Advisor Class...........        1.76%         2.43%     3.41%

(f)   Annualized

(g)   Net of interest expense of .06 % on credit facility. (see Note G)

(h)   Commencement of distribution.


--------------------------------------------------------------------------------
26 o Alliance All-Asia Investment Fund

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

Benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the Bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities common stock

A type of security that represents ownership in a public company.

Consumer Price Index (CPI)

An index that measures the cost of living. The CPI is published by the U.S. Bureau of Labor Statistics.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

monetary policy

The regulation of the money supply and interest rates by a country's central bank with the purpose of controlling inflation and stabilizing currency net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 27

----------------
Alliance Capital
----------------

Alliance Capital
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $394 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 28 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 276 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/00.


--------------------------------------------------------------------------------
28 o Alliance All-Asia Investment Fund

                                                --------------------------------
                                                Alliance Capital At Your Service
                                                --------------------------------

Alliance Capital At Your Service

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio and Alliance Select Investor Series Technology Portfolio, which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
John H. Dobkin(1)
W.H. Henderson(1)
Stig Host(1)
Alan Stoga(1)

OFFICERS

Bruce W. Calvert, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Hiroshi Motoki, Vice President
Samir Arora, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o Alliance All-Asia Investment Fund

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Limited Maturity Government Fund
Mortgage Securities Income Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                          Alliance All-Asia Investment Fund o 31

NOTES


--------------------------------------------------------------------------------
32 o Alliance All-Asia Investment Fund

Alliance All-Asia Investment Fund                                ---------------
1345 Avenue of the Americas                                         BULK RATE
New York, NY 10105                                                U.S. POSTAGE
(800) 221-5672                                                        PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

AllianceCapital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AAFSR400